GOODWILL AND INTANGIBLE ASSETS (Details - Goodwill)	12 Months Ended
Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill at beginning	$ 0
Acquisition	23,965
Foreign exchange translation	0
Goodwill at ending	$ 23,965